Investments in Associates and Joint Ventures - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	May 20, 2021	Dec. 31, 2022
Aggregated individually immaterial associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Gain on disposal of interest in associates	£ 10
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Number of shares owned	0
Disposal of interest in associate	£ 277
Gain on disposal of interest in associates		£ 46
Recycling of exchange differences in associate		£ 10